Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
		Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	May 31, 2024	Nov. 30, 2023	May 31, 2023	Nov. 30, 2022	May 31, 2022	Nov. 30, 2021	May 31, 2021	Nov. 30, 2020	May 31, 2020	Nov. 30, 2019	May 31, 2019	Nov. 30, 2018	May 31, 2018	Nov. 30, 2017	May 31, 2017	Nov. 30, 2016	May 31, 2016	Nov. 30, 2015	Sep. 24, 2015	May 31, 2015	Nov. 30, 2014
C000243906 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		First Trust Active Global Quality Income ETF
Account Value		$ 14,493	$ 14,493	$ 14,493	$ 14,493	$ 14,545	$ 12,944	$ 12,876	$ 12,299	$ 12,942	$ 12,485	$ 13,309	$ 11,038	$ 9,369	$ 12,039	$ 10,713	$ 10,844	$ 11,881	$ 12,574	$ 12,030	$ 9,764	$ 10,178	$ 10,237	$ 10,000
Average Annual Return, Percent		11.96%	3.78%	4.12%
C000247844 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FT Energy Income Partners Enhanced Income ETF
Account Value		$ 17,162	$ 17,162	$ 17,162	$ 17,162	14,819	13,304	11,802	12,653	12,371	9,801	9,750	7,875	7,656	9,759	9,659	8,942	8,574	9,208	9,215	8,842	8,262	7,471		$ 9,844	$ 10,000
Average Annual Return, Percent		29.00%	11.95%		5.55%
MSCI ACWI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index
Account Value		$ 26,603	$ 26,603	$ 26,603	$ 26,603	24,066	21,094	19,477	18,829	19,314	21,306	20,710	17,863	14,607	15,533	13,855	13,664	14,037	13,800	12,552	11,072	10,680	10,679	10,000
Average Annual Return, Percent		26.12%	11.36%	11.24%
MSCI Europe Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Europe Index
Account Value		$ 17,814	$ 17,814	$ 17,814	17,814	18,477	16,260	15,435	14,238	14,745	15,725	16,363	13,767	11,464	13,165	11,993	11,587	12,647	12,789	12,064	9,828	10,311	10,660	10,000
Average Annual Return, Percent		9.55%	6.23%	6.49%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Account Value		$ 35,002	$ 35,002	$ 35,002	$ 35,002	30,417	26,142	23,729	22,964	23,056	25,294	23,125	19,773	16,480	16,834	14,605	14,498	14,072	13,642	12,303	11,103	10,474	10,275		10,297	10,000
Average Annual Return, Percent		33.89%	15.77%		13.35%
MSCI ACWI High Dividend Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI High Dividend Yield Index
Account Value		$ 20,784	$ 20,784	$ 20,784	$ 20,784	19,466	17,784	16,832	17,241	17,665	17,107	17,857	15,391	13,447	15,208	13,570	13,552	13,285	13,555	12,661	11,239	11,029	10,656	$ 10,000
Average Annual Return, Percent		16.87%	6.45%	8.29%
Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Index
Account Value		$ 21,583	$ 21,583	$ 21,583	$ 21,583	18,587	16,214	14,798	15,367	14,953	12,172	12,127	9,812	9,352	10,292	10,564	10,011	9,709	9,799	9,880	9,011	8,932	7,996		9,509	10,000
Average Annual Return, Percent	[1]	33.10%	15.96%		8.00%
Alerian MLP Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alerian MLP Total Return Index
Account Value		$ 14,576	$ 14,576	14,576	$ 14,576	12,251	11,113	9,049	9,014	8,392	6,337	6,581	4,567	4,582	6,050	7,021	6,798	7,101	6,717	7,374	7,210	6,942	6,598		9,158	10,000
Average Annual Return, Percent		31.13%	19.23%		3.84%
PHLX Utility Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		PHLX Utility Sector Index
Account Value		$ 24,706	$ 24,706	24,706	$ 24,706	21,996	18,526	19,026	20,704	21,244	18,818	18,143	17,263	15,966	16,389	14,941	13,905	12,573	13,679	12,722	10,856	11,114	9,493		9,807	10,000
Average Annual Return, Percent		33.36%	8.56%		9.47%
S And P Global 1200 Energy Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Energy Index
Account Value		$ 17,482	$ 17,482	$ 17,482	$ 17,482	$ 17,521	$ 15,734	$ 13,766	$ 15,602	$ 14,937	$ 9,754	$ 9,181	$ 6,855	$ 6,675	$ 9,700	$ 9,616	$ 10,052	$ 11,200	$ 10,112	$ 9,193	$ 9,634	$ 8,694	$ 8,509		$ 9,819	$ 10,000
Average Annual Return, Percent		11.08%	12.50%		5.74%

[1]	The Blended Index consists of the following: PHLX Utility Sector Index (50%) and Alerian MLP Total Return Index (50%). The Blended Index reflects the diverse allocation of companies engaged in the energy infrastructure sector in the Fund’s portfolio. The indices do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indexes are unmanaged and an investor cannot invest directly in an index. The Blended Index returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 50-50 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Index for each period shown above.